Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Note 12.- Cash and cash equivalents

The following table shows the detail of Cash and cash equivalents as of December 31, 2020 and 2019:

	Balance as of December 31,
	2020	2019
Cash at bank and on hand - non restricted	588,690	223,867
Cash at bank and on hand - restricted	279,811	338,928
Total	868,501	562,795

Cash includes funds held to satisfy the customary requirements of certain non-recourse debt agreements within the Company´s projects (Note 15) amounting to $280 million as of December 31, 2020 ($339 million as of December 31, 2019).

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2020	2019
U.S. dollar	575,567	313,678
Euro	196,431	181,961
South African Rand	40,561	47,679
Mexican Peso	23,570	64
Algerian Dinar	21,114	9,301
Others	11,258	10,176
Total	868,501	562,795